LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
Future minimum lease payments, as of December 31, 2021, on the leases described above, excluding any renewal options, are summarized as follows:

2022	$160
2023	143
2024	58
$361
Future obligations over the primary and renewal option terms of the Company’s long-term operating leases as of December 31, 2021, were as follows:

2022	$156
2023	143
2024	58
Total Lease Payments	357
Less: Interest	(18)
Operating Lease Liability	$339

Schedule of Lease Cost
The table below summarizes information related to the Company's operating leases as of and for the year ended December 31, 2021:

Operating lease right-of-use assets	$338
Operating lease liabilities	$339
Weighted average remaining operating lease term (in years)	1.7
Weighted average operating lease discount rate	4.5%